Schedule of Operating Lease Right-of-Use Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease right-of-use assets	$ 664	$ 744	$ 870
Operating lease liability, current	89	85	74
Operating lease liability	$ 667	751	878
Total operating lease liability		$ 836	$ 952